Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	926,697,297.21	36,975
Yield Supplement Overcollateralization Amount 01/31/19	59,803,102.28	0
Receivables Balance 01/31/19	986,500,399.49	36,975
Principal Payments	23,683,091.60	368
Defaulted Receivables	1,354,195.48	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	57,563,215.06	0
Pool Balance at 02/28/19	903,899,897.35	36,560

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.19%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,933,613.35	179
Past Due 61-90 days	1,384,774.71	58
Past Due 91-120 days	409,869.40	17
Past Due 121+ days	0.00	0
Total	6,728,257.46	254

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	762,650.03
Aggregate Net Losses/(Gains) - February 2019	591,545.45
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.72%
Prior Net Losses Ratio	1.29%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	0.19%
Four Month Average	0.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	10,394,848.82
Actual Overcollateralization	10,394,848.82
Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	62.11

Flow of Funds	$ Amount

Collections	27,767,866.68
Investment Earnings on Cash Accounts	55,520.66
Servicing Fee	(822,083.67)
Transfer to Collection Account	-
Available Funds	27,001,303.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,237,990.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,140,380.94
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,394,848.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,081,824.74

Total Distributions of Available Funds	27,001,303.67

Servicing Fee	822,083.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 02/15/19	916,040,278.29
Principal Paid	22,535,229.76
Note Balance @ 03/15/19	893,505,048.53

Class A-1
Note Balance @ 02/15/19	49,810,278.29
Principal Paid	22,535,229.76
Note Balance @ 03/15/19	27,275,048.53
Note Factor @ 03/15/19	15.5857420%

Class A-2a
Note Balance @ 02/15/19	322,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	322,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-2b
Note Balance @ 02/15/19	70,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	70,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-3
Note Balance @ 02/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	351,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-4
Note Balance @ 02/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	76,260,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	31,320,000.00
Note Factor @ 03/15/19	100.0000000%

Class C
Note Balance @ 02/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	15,650,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,384,249.17
Total Principal Paid	22,535,229.76
Total Paid	24,919,478.93

Class A-1
Coupon	2.44054%
Interest Paid	94,549.76
Principal Paid	22,535,229.76
Total Paid to A-1 Holders	22,629,779.52

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	807,683.33

Class A-2b
One-Month Libor	2.48875%
Coupon	2.62875%
Interest Paid	143,120.83
Principal Paid	0.00
Total Paid to A-2b Holders	143,120.83

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2898391
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.6428933
Total Distribution Amount	23.9327324

A-1 Interest Distribution Amount	0.5402843
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	128.7727415
Total A-1 Distribution Amount	129.3130258

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.5083333

A-2b Interest Distribution Amount	2.0445833
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.0445833

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	538.73
Noteholders' Principal Distributable Amount	461.27

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	2,609,619.51
Investment Earnings	4,709.18
Investment Earnings Paid	(4,709.18)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51